Fair Value Measurements (Changes in Fair Value of Level 3 Assets and Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment available for sale
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1, 2015	$ 17,259	$ 17,839
Total gains (losses) (realized or unrealized):
Included in earnings	138	130
Included in other comprehensive income (loss)	795	(299)
Purchases, sales, issuances and settlements:
Settlements	(440)
Balance at December 31, 2017	17,752	17,259
Purchases, sales, issuances and settlements:
Settlements		411
Contingent Payments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1, 2017	(3,038)	(3,632)
Total gains (losses) (realized or unrealized):
Included in earnings	(335)	(600)
Included in other comprehensive income (loss)	0	0
Purchases, sales, issuances and settlements:
Settlements	(819)	(848)
Balance at December 31, 2017	$ (2,887)	$ (3,038)
Non-operating income | Investment available for sale
Total gains (losses) (realized or unrealized):
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings, Description	0	0
Non-operating income | Contingent Payments
Total gains (losses) (realized or unrealized):
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings, Description	-333	346